Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
BLACKROCK
Prospectus [Line Items]
Average Annual Return, Percent	19.42%	15.69%	14.00%
BLACKROCK | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.16%	15.41%	13.65%
BLACKROCK | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	12.63%	11.69%